Note 2 - Loans and Allowance for Loan Losses - Loan Portfolio by Risk Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans, gross	$ 2,330,600	$ 2,093,042
Pass [Member]
Loans, gross	2,322,354	2,082,391
Special Mention [Member]
Loans, gross	3,639	3,936
Substandard [Member]
Loans, gross	4,607	6,715
Real Estate Portfolio Segment [Member]
Loans, gross	2,076,783	1,929,325
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	535,994	511,250
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Pass [Member]
Loans, gross	529,546	503,861
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Special Mention [Member]
Loans, gross	2,745	2,923
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Substandard [Member]
Loans, gross	3,703	4,466
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	111,646	97,104
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Pass [Member]
Loans, gross	111,646	97,104
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Special Mention [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Substandard [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	837,766	793,379
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans, gross	837,028	791,610
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Loans, gross	149	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Substandard [Member]
Loans, gross	589	1,769
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	488,626	425,185
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans, gross	488,571	424,517
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans, gross	27	635
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans, gross	28	33
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	15,429	19,268
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Loans, gross	15,301	19,106
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Loans, gross	79	103
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Loans, gross	49	59
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	8,433	10,760
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Pass [Member]
Loans, gross	8,148	10,458
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Special Mention [Member]
Loans, gross	169	174
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Substandard [Member]
Loans, gross	116	128
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	78,889	72,379
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Loans, gross	78,565	72,237
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Loans, gross	314	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Loans, gross	10	142
Commercial Portfolio Segment [Member]
Loans, gross	172,811	98,265
Commercial Portfolio Segment [Member] | Pass [Member]
Loans, gross	172,779	98,243
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans, gross	0	0
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans, gross	32	22
Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	81,006	65,452
Agricultural Installment and Other Portfolio Segment [Member] | Pass [Member]
Loans, gross	80,770	65,255
Agricultural Installment and Other Portfolio Segment [Member] | Special Mention [Member]
Loans, gross	156	101
Agricultural Installment and Other Portfolio Segment [Member] | Substandard [Member]
Loans, gross	$ 80	$ 96